Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		3 Months Ended
	Feb. 19, 2025	Mar. 31, 2025
Subsequent Events [Line Items]
Mining revenue		$ 6.5
Restricted ordinary shares	15,555,600
Par value per share	$ 0.04
Purchase price per share	$ 0.45
Aggregate purchase value	$ 7,000,000